Subsequent events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent events
Subsequent events

a)
In October 2017, the Partnership transferred its shuttle tanker business into a new, wholly-owned, non-recourse subsidiary, Teekay Shuttle Tankers L.L.C. (or ShuttleCo). As part of the formation of ShuttleCo, six of the Partnership's existing debt facilities were refinanced with a new $600 million, five-year revolving credit facility of the Partnership. The revolving credit facility is guaranteed by ShuttleCo for all outstanding amounts and contains covenants that require ShuttleCo; to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $35.0 million and 5.0% of the ShuttleCo's total consolidated debt; maintain a minimum historical EBITDA to total interest expense ratio of 1.20; and maintain a net debt to total capitalization ratio of no more than 75%. The revolving credit facility is collateralized by first-priority mortgages granted on 17 of ShuttleCo's vessels, together with other related security. In addition, an existing $250.0 million debt facility secured by the three East Coast of Canada newbuildings, an existing $140.7 million private placement bond secured by two shuttle tankers and a $71.2 million facility secured by two 50%-owned vessels, were transferred from the Partnership to ShuttleCo.

b)
In October 2017, ShuttleCo completed an offering of $250 million of new senior unsecured bonds (or ShuttleCo Bonds) in the Norwegian bond market. The new bonds bear interest at a fixed rate of 7.125% and mature in August 2022. The Partnership expects the bonds to be listed on the Oslo Stock Exchange in early-2018. In August 2017, NOK bond holders elected to have the Partnership purchase approximately NOK 195 million of the previously outstanding NOK 420 million bonds and approximately NOK 517 million of the previously outstanding NOK 800 million bond and reinvest the proceeds into ShuttleCo Bonds. Using the proceeds from the issuance of the ShuttleCo Bonds, the Partnership exercised its call option relating to certain NOK bonds and on November 16, 2017, repurchased the remaining outstanding balances under each of its NOK 420 million and NOK 800 million bonds, which was approximately NOK 225 million and NOK 283 million, respectively. In October 2017, the Partnership terminated the cross currency swaps associated with these NOK bonds.

c)
In October 2017, the Partnership delivered the Navion Saga FSO unit to its buyers. The Partnership received gross proceeds of $7.4 million, resulting in a gain on sale of approximately $0.5 million recorded during the fourth quarter of 2017. The unit had been classified as held for sale as at September 30, 2017.